Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,651)	$ (229,447)	$ (49,251)
Net loss from continuing operation	(3,651)	(229,186)	(52,625)
Net loss from discontinued operation		(261)	3,374
Adjustments for:
Depreciation of property, plant and equipment	4,975	7,960	4,007
Depreciation of right-of-use asset	800	693	843
Share-based compensation	7,264	14,714	33,537
Accretion of finance leases	32	75	152
Allowance for doubtful accounts - accounts receivable	451	(500)	963
Allowance for doubtful accounts - other receivables	228	170,842	269
Impairment of intangible assets	970	8,425	925
Impairment of mining equipment	4,455	25,043
Inventory impairment	194	16,786
Adjustments, total	19,369	244,038	40,696
Changes in operating assets and liabilities:
Accounts receivable	1,172	17,911	(19,843)
Securities for trading	(307)
Other receivables	(25,194)	(60,083)	(161,933)
Amount due from related parties	29,456	(53,732)	(32,306)
Inventories	13,204	(5,267)	(60,587)
Intangible assets	(15,960)	(329)	(14,502)
Accrued liabilities	(5,193)	1,076	19,309
Tax (recoverable)/payable	1,247	3,650	(6,099)
Accounts payable	(94)	1,458	11,376
Other payables	(4,795)	5,760	5,321
Amount due to related parties	998	607	26
Lease liabilities	(544)	921
Net cash generated from/(used in) operating activities from continuing operations	9,708	(73,176)	(271,167)
Net cash generating from discontinued operating activities		261	52,604
Net cash generated from/(used in) operating activities	9,708	(72,915)	(218,563)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		(16,030)	(31,943)
Net cash used in investing activities from continuing operations		(16,030)	(31,943)
Net cash used in investing activities from discontinued operation			(1,091)
Net cash used in investing activities		(16,030)	(33,034)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of principle portion of lease liabilities	(288)	(768)	(1,764)
Proceed from share issuance, net of issuance costs	17,884	18,463	585,839
Proceeds from disposal of subsidiaries		17,000
Net cash generated from financing activities	17,596	34,695	584,075
EFFECT OF EXCHANGE RATES ON CASH	(7,619)	(24,283)	1,825
NET CHANGES IN CASH AND CASH EQUIVALENTS	19,685	(78,533)	334,303
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	259,492	338,025	3,722
CASH AND CASH EQUIVALENTS, END OF YEAR	279,177	264,434	338,025
LESS: CASH AND CASH EQUIVALENTS, FROM THE DISCONTINUED OPERATIONS		4,942	10,899
Supplemental cash flow information
Cash paid for income tax	684	1,032	3,480
Purchases of USDT from a third party exchange platform			65,000
Payment of deposits on equipment in USDT			$ (65,000)